LOSS CONTINGENCIES	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
LOSS CONTINGENCIES

NOTE 4 LOSS CONTINGENCIES

The Company and or its subsidiaries is involved with various legal proceedings as described in Part II Item I of this Form 10-Q. The Company has evaluated these contingencies per the requirements of ASC 450-20 (previously SFAS 5, “Accounting for Contingencies”) and determined that the likelihood of loss from these proceedings are remote. Furthermore, the amount of potential loss cannot be reasonably estimated. For these reasons, no loss contingencies have been accounted for.